Quarterly Report
August 31, 2021
MFS®  Government Markets Income Trust
MGF-Q3

Portfolio of Investments
8/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 106.3%
U.S. Bonds – 100.0%
Aerospace & Defense – 0.5%
Boeing Co., 1.433%, 2/04/2024	$750,000	$751,652
Asset-Backed & Securitized – 5.7%
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.676% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	$250,000	$250,030
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 1.595% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	175,500	175,664
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.214% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	53,711	53,716
Bank, 2021-BN35, “XA”, 1.159%, 7/15/2031 (i)	1,000,000	82,062
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.433%, 7/15/2054 (i)	1,188,193	118,506
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.767%, 2/15/2054 (i)	997,198	123,324
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.385%, 2/15/2054 (i)	1,987,469	186,102
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.273%, 3/15/2054 (i)	1,172,942	99,583
Benchmark Mortgage Trust, 2021-B26, “XA”, 0.999%, 6/15/2054 (i)	1,597,915	108,754
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.389%, 7/15/2054 (i)	1,463,805	143,638
Benchmark Mortgage Trust, 2021-B28, “XA”, 1.406%, 8/15/2054 (i)	2,222,962	220,832
BPCRE Holder LLC, FLR, 0.942% (LIBOR - 1mo. + 0.85%), 2/15/2037 (n)	78,814	78,765
BPCRE Holder LLC, FLR, 1.642% (LIBOR - 1mo. + 1.55%), 2/15/2037 (n)	100,000	99,969
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.395% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	345,000	344,984
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.005%, 1/15/2053	375,000	405,021
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	99,792	102,527
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	134,582	146,986
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 1.002%, 12/15/2072 (i)(n)	1,436,242	87,625
COMM 2013-WWP Mortgage Trust, 3.897%, 3/10/2031 (n)	564,000	589,386
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	71,681	71,469
Commercial Mortgage Pass-Through Certificates, 2020-BN29, “A4”, 1.997%, 11/15/2053	180,339	181,752
Commercial Mortgage Pass-Through Certificates, 2020-BN30, “A4”, 1.925%, 12/15/2053	134,000	134,355
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.443%, 2/15/2054 (i)	1,534,473	156,377
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.893%, 4/15/2054 (i)	999,281	59,086
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	177,000	190,389
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	292,470	324,581
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	32,572	33,239
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.911%, 2/13/2053	245,853	265,385
LoanCore Ltd., 2021-CRE5, “AS”, FLR, 1.845% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	283,500	283,588
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.634% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	452,738	454,836
MF1 CLO Ltd., 2021-FL5, “AS”, FLR, 1.364% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	173,500	173,608
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.614% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	279,500	279,848
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.864% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	229,000	231,431
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	59,686	66,334
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.025%, 12/15/2051 (i)	1,664,568	85,948
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.425%, 5/15/2054 (i)	739,223	70,914
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.356%, 6/15/2054 (i)	1,153,944	101,292
PFP III Ltd., 2021-7, “AS”, FLR, 1.245% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	311,484	310,510
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.326% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	383,677	383,125
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	207,878	231,508
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.113%, 1/15/2052 (i)(n)	982,374	56,393
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	590,926	648,500
Wells Fargo Commercial Mortgage Trust, 2020-C58, “A4”, 2.092%, 7/15/2053	137,000	138,951
		$8,350,893

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Automotive – 0.5%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$233,000	$239,069
Hyundai Capital America, 2.375%, 2/10/2023 (n)	115,000	117,732
Toyota Motor Credit Corp., 3.375%, 4/01/2030	320,000	359,859
		$716,660
Broadcasting – 0.7%
Discovery, Inc., 4.65%, 5/15/2050	$229,000	$271,705
Walt Disney Co., 3.5%, 5/13/2040	612,000	688,327
		$960,032
Brokerage & Asset Managers – 0.3%
Raymond James Financial, 4.65%, 4/01/2030	$374,000	$448,197
Building – 0.1%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$82,000	$89,320
Business Services – 0.4%
Visa, Inc., 1.9%, 4/15/2027	$620,000	$644,433
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$242,000	$273,822
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	111,829
		$385,651
Computer Software - Systems – 0.1%
Apple, Inc., 4.375%, 5/13/2045	$121,000	$155,139
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$159,000	$170,409
Electronics – 0.6%
Broadcom, Inc., 4.75%, 4/15/2029	$750,000	$871,195
Energy - Integrated – 0.5%
Exxon Mobil Corp., 3.452%, 4/15/2051	$714,000	$789,557
Food & Beverages – 2.0%
Campbell Soup Co., 3.125%, 4/24/2050	$366,000	$363,311
Constellation Brands, Inc., 4.65%, 11/15/2028	1,500,000	1,766,915
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	650,000	739,349
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	50,406
		$2,919,981
Industrial – 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021	$26,000	$26,046
Howard University, Washington D.C., 2.738%, 10/01/2022	28,000	28,564
Howard University, Washington D.C., 2.801%, 10/01/2023	31,000	32,183
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	33,000	33,904
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	42,000	43,339
		$164,036
Insurance - Health – 0.6%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$672,000	$854,528
Insurance - Property & Casualty – 0.2%
American International Group, Inc., 4.7%, 7/10/2035	$108,000	$133,453
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	99,000	112,389
		$245,842

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$625,000	$673,932
Major Banks – 2.3%
Bank of America Corp., 3.004%, 12/20/2023	$183,000	$188,948
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR + 1.32%) to 4/22/2032	750,000	779,446
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	241,000	252,050
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR + 1.25%) to 4/22/2032	750,000	773,899
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051	485,000	507,537
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031	588,000	658,599
State Street Corp., 3.152% to 3/30/2030, FLR (SOFR + 2.65%) to 3/30/2031	138,000	152,589
		$3,313,068
Medical & Health Technology & Services – 1.7%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$140,000	$178,116
HCA, Inc., 4.125%, 6/15/2029	785,000	888,125
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	131,626
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	614,000	805,366
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	250,000	299,219
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	175,000	210,691
		$2,513,143
Mortgage-Backed – 36.8%
Fannie Mae, 2.152%, 1/25/2023	$150,052	$152,409
Fannie Mae, 2.41%, 5/01/2023	115,804	118,613
Fannie Mae, 2.55%, 5/01/2023	99,424	102,008
Fannie Mae, 3.5%, 5/25/2025 - 7/01/2046	1,453,711	1,566,689
Fannie Mae, 2.7%, 7/01/2025	200,000	213,402
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	3,063,611	3,353,149
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	2,417,841	2,558,572
Fannie Mae, 6.5%, 5/01/2031 - 1/01/2037	250,978	289,520
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	362,391	375,333
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	109,404	11,439
Fannie Mae, 3%, 2/25/2033 (i)	149,994	14,708
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	1,398,560	1,618,902
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	416,256	482,604
Fannie Mae, 5%, 6/01/2035 - 3/01/2042	361,876	412,575
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	208,518	213,108
Fannie Mae, 4.5%, 2/01/2041 - 11/01/2042	544,138	606,280
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	565,795	576,952
Fannie Mae, 2.75%, 9/25/2042	148,567	154,656
Fannie Mae, UMBS, 2.5%, 2/01/2050 - 7/01/2050	366,079	382,602
Fannie Mae, UMBS, 2%, 1/01/2051 - 2/01/2051	204,199	208,261
Freddie Mac, 3.32%, 2/25/2023	433,000	449,576
Freddie Mac, 3.06%, 7/25/2023	294,000	305,978
Freddie Mac, 3.458%, 8/25/2023	367,000	386,764
Freddie Mac, 1.017%, 4/25/2024 (i)	3,606,689	65,015
Freddie Mac, 0.732%, 7/25/2024 (i)	4,655,091	58,502
Freddie Mac, 3.064%, 8/25/2024	489,568	519,604
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	388,571	432,767
Freddie Mac, 2.67%, 12/25/2024	827,000	877,815
Freddie Mac, 2.811%, 1/25/2025	642,000	685,255
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	3,339,407	3,595,049
Freddie Mac, 1.481%, 3/25/2027 (i)	391,000	27,825
Freddie Mac, 0.711%, 7/25/2027 (i)	8,519,241	265,995
Freddie Mac, 0.562%, 8/25/2027 (i)	6,650,617	160,055

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.427%, 1/25/2028 (i)	$12,170,339	$231,216
Freddie Mac, 0.434%, 1/25/2028 (i)	5,012,235	97,948
Freddie Mac, 0.269%, 2/25/2028 (i)	14,122,591	140,905
Freddie Mac, 2.5%, 3/15/2028	44,757	45,585
Freddie Mac, 0.262%, 4/25/2028 (i)	9,049,624	84,265
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	2,410,220	2,566,990
Freddie Mac, 1.218%, 7/25/2029 (i)	1,260,992	97,833
Freddie Mac, 1.268%, 8/25/2029 (i)	2,557,797	208,088
Freddie Mac, 1.915%, 4/25/2030 (i)	600,527	85,779
Freddie Mac, 1.984%, 4/25/2030 (i)	1,277,474	189,799
Freddie Mac, 1.765%, 5/25/2030 (i)	612,877	81,999
Freddie Mac, 1.906%, 5/25/2030 (i)	1,389,954	200,153
Freddie Mac, 1.436%, 6/25/2030 (i)	559,633	60,976
Freddie Mac, 1.704%, 8/25/2030 (i)	633,757	83,263
Freddie Mac, 1.263%, 9/25/2030 (i)	314,905	30,945
Freddie Mac, 1.172%, 11/25/2030 (i)	789,331	72,801
Freddie Mac, 0.423%, 1/25/2031 (i)	2,864,604	78,192
Freddie Mac, 0.874%, 1/25/2031 (i)	873,865	60,193
Freddie Mac, 1.027%, 1/25/2031 (i)	663,744	53,842
Freddie Mac, 0.625%, 3/25/2031 (i)	2,286,609	101,889
Freddie Mac, 0.837%, 3/25/2031 (i)	973,113	64,527
Freddie Mac, 1.333%, 5/25/2031 (i)	399,402	43,528
Freddie Mac, 6%, 5/01/2035 - 10/01/2038	211,064	249,562
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2036	231,896	268,896
Freddie Mac, 5%, 2/15/2036 - 12/01/2044	959,721	1,097,341
Freddie Mac, 5.5%, 2/15/2036 (i)	37,661	6,905
Freddie Mac, 2%, 8/15/2036	322,307	326,402
Freddie Mac, 6.5%, 5/01/2037	44,817	52,318
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	250,725	276,692
Freddie Mac, 4.5%, 12/15/2040 (i)	12,078	1,164
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	470,864	549,711
Ginnie Mae, 5.698%, 8/20/2034	108,860	124,236
Ginnie Mae, 4%, 5/16/2039 - 7/20/2049	329,392	355,112
Ginnie Mae, 4.5%, 9/20/2041	137,616	152,076
Ginnie Mae, 3.5%, 10/20/2041 (i)	60,329	4,344
Ginnie Mae, 3.5%, 4/15/2042 - 7/20/2043	933,479	1,007,285
Ginnie Mae, 2.5%, 6/20/2042 - 8/20/2051	1,413,489	1,467,173
Ginnie Mae, 4%, 8/16/2042 (i)	56,601	7,474
Ginnie Mae, 2.25%, 9/20/2043	59,317	60,232
Ginnie Mae, 3%, 4/20/2045 - 8/20/2051	1,603,329	1,686,114
Ginnie Mae, 5.87%, 4/20/2058	6,149	7,071
Ginnie Mae, 0.558%, 2/16/2059 (i)	249,187	10,664
Ginnie Mae, TBA, 3.5%, 9/15/2051	950,000	999,801
Ginnie Mae, TBA, 2%, 9/21/2051	275,000	280,704
Ginnie Mae, TBA, 3%, 9/21/2051	800,000	836,344
Ginnie Mae, TBA, 4%, 9/21/2051	150,000	158,812
Ginnie Mae, TBA, 2.5%, 10/15/2051	925,000	957,483
UMBS, TBA, 1.5%, 9/25/2036 - 10/19/2036	825,000	837,463
UMBS, TBA, 2%, 9/25/2036 - 10/14/2051	9,050,000	9,185,591
UMBS, TBA, 2.5%, 9/25/2036 - 10/25/2051	4,575,000	4,749,688
UMBS, TBA, 3%, 9/25/2051	1,800,000	1,882,898
		$53,522,254

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Municipals – 4.6%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.06%, 12/01/2025	$750,000	$771,878
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	155,000	156,297
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	110,000	112,087
Chicago, IL, General Obligation, “C”, AGM, 6.207%, 1/01/2036	1,010,000	1,407,985
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	291,000	298,167
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	5,000	5,206
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 3.411%, 1/01/2043	240,000	263,509
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “A”, 2.641%, 7/01/2037	535,000	540,559
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	19,102	19,890
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	1,182,000	1,173,834
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	32,000	53,390
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “B”, 5%, 1/01/2036 (n)	1,215,000	1,196,602
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	195,000	197,655
University of California, General Taxable Rev., “BG”, 1.614%, 5/15/2030	470,000	469,145
		$6,666,204
Oils – 0.1%
Valero Energy Corp., 4.9%, 3/15/2045	$130,000	$158,195
Pharmaceuticals – 0.1%
Gilead Sciences, Inc., 4.5%, 2/01/2045	$82,000	$101,393
Retailers – 0.5%
Home Depot, Inc., 2.7%, 4/15/2030	$700,000	$751,337
Supranational – 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$158,000	$222,302
Telecommunications - Wireless – 0.9%
Crown Castle International Corp., 3.25%, 1/15/2051	$464,000	$470,904
T-Mobile USA, Inc., 4.375%, 4/15/2040	650,000	757,269
		$1,228,173
Transportation - Services – 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$34,000	$36,925
U.S. Government Agencies and Equivalents – 0.6%
Small Business Administration, 5.52%, 6/01/2024	$25,107	$26,251
Small Business Administration, 2.21%, 2/01/2033	104,929	109,799
Small Business Administration, 2.22%, 3/01/2033	187,069	194,256
Small Business Administration, 3.15%, 7/01/2033	140,630	151,083
Small Business Administration, 3.62%, 9/01/2033	153,037	166,353
Tennessee Valley Authority, 0.75%, 5/15/2025	268,000	270,497
		$918,239
U.S. Treasury Obligations – 38.5%
U.S. Treasury Bonds, 2.25%, 2/15/2027	$1,921,000	$2,064,550
U.S. Treasury Bonds, 5.25%, 2/15/2029	48,000	62,271
U.S. Treasury Bonds, 0.625%, 5/15/2030	800,000	759,781
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	485,953
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,109,000	1,558,535
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	4,503,100	6,491,324
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	555,960
U.S. Treasury Bonds, 2.875%, 5/15/2043	1,697,100	2,003,307
U.S. Treasury Bonds, 2.5%, 2/15/2045	4,017,000	4,475,032
U.S. Treasury Bonds, 2.875%, 11/15/2046	3,470,000	4,149,903
U.S. Treasury Bonds, 3%, 2/15/2048	804,400	987,747

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.375%, 5/15/2051	$638,000	$704,591
U.S. Treasury Notes, 1.75%, 6/15/2022	1,500,000	1,519,688
U.S. Treasury Notes, 1.5%, 9/15/2022	4,459,000	4,524,143
U.S. Treasury Notes, 0.125%, 12/31/2022	1,530,000	1,529,821
U.S. Treasury Notes, 0.125%, 2/28/2023	1,171,500	1,171,042
U.S. Treasury Notes, 0.125%, 4/30/2023	3,940,200	3,937,583
U.S. Treasury Notes, 0.125%, 5/31/2023	2,400,000	2,397,938
U.S. Treasury Notes, 2.75%, 2/15/2024	577,000	611,643
U.S. Treasury Notes, 2.5%, 5/15/2024	2,955,000	3,126,759
U.S. Treasury Notes, 2.875%, 7/31/2025	4,700,000	5,113,453
U.S. Treasury Notes, 2%, 8/15/2025	98,000	103,340
U.S. Treasury Notes, 0.75%, 5/31/2026	567,700	567,855
U.S. Treasury Notes, 0.875%, 6/30/2026	678,600	682,364
U.S. Treasury Notes, 2%, 11/15/2026	6,071,000	6,439,766
		$56,024,349
Utilities - Electric Power – 0.5%
FirstEnergy Corp., 4.4%, 7/15/2027	$694,000	$778,952
Total U.S. Bonds		$145,425,991
Foreign Bonds – 6.3%
Australia – 0.0%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$16,000	$18,271
Chile – 0.3%
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)	$241,000	$251,004
Transelec S.A., 4.25%, 1/14/2025	200,000	217,250
		$468,254
China – 0.8%
Industrial and Commercial Bank of China, 4.875%, 9/21/2025	$294,000	$329,308
State Grid Overseas Investment (2014) Ltd. (People's Republic of China), 4.125%, 5/07/2024 (n)	240,000	260,896
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	501,000	520,977
		$1,111,181
Germany – 0.2%
Volkswagen Group of America Finance LLC, 2.7%, 9/26/2022 (n)	$260,000	$266,368
India – 0.7%
Export-Import Bank of India, 2.25%, 1/13/2031 (n)	$317,000	$300,189
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	376,000	368,623
Power Finance Corp. Ltd. (Republic of India), 5.25%, 8/10/2028	370,000	417,030
		$1,085,842
Kazakhstan – 0.3%
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027	$350,000	$385,826
Kuwait – 0.2%
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026	$253,000	$280,964
Mexico – 0.4%
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)	$232,000	$230,842
United Mexican States, 4.75%, 4/27/2032	324,000	374,706
		$605,548

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Morocco – 0.3%
Kingdom of Morocco, 3%, 12/15/2032 (n)		$377,000	$364,716
Panama – 0.4%
Republic of Panama, 3.16%, 1/23/2030		$358,000	$379,401
Republic of Panama, 3.362%, 6/30/2031 (n)		162,000	164,835
			$544,236
Qatar – 0.3%
State of Qatar, 3.75%, 4/16/2030 (n)		$398,000	$453,416
Romania – 0.3%
Republic of Romania, 2%, 4/14/2033	EUR	367,000	$431,343
Saudi Arabia – 0.4%
Kingdom of Saudi Arabia, 2.25%, 2/02/2033 (n)		$309,000	$304,423
Saudi Arabian Oil Co., 1.625%, 11/24/2025 (n)		305,000	308,050
			$612,473
Thailand – 0.3%
Thaioil Treasury Center Co. Ltd., 3.75%, 6/18/2050 (n)		$470,000	$438,308
United Arab Emirates – 0.3%
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024 (n)		$429,000	$449,991
United Kingdom – 0.8%
B.A.T. Capital Corp., 4.7%, 4/02/2027		$600,000	$681,599
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)		266,000	271,654
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)		267,000	281,045
			$1,234,298
Uruguay – 0.3%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$350,000	$410,564
Total Foreign Bonds			$9,161,599
Total Bonds			$154,587,590
Investment Companies (h) – 7.0%
Money Market Funds – 7.0%
MFS Institutional Money Market Portfolio, 0.04% (v)		10,230,651	$10,230,651

Other Assets, Less Liabilities – (13.3)%			(19,333,931)
Net Assets – 100.0%			$145,484,310
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,230,651 and $154,587,590, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,912,330, representing 7.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal

Portfolio of Investments (unaudited) – continued
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 8/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
EUR	106,106	USD	125,424	JPMorgan Chase Bank N.A.	10/08/2021	$(50)
USD	432,490	EUR	367,738	HSBC Bank	10/08/2021	(2,026)
USD	124,707	EUR	106,106	JPMorgan Chase Bank N.A.	10/08/2021	(666)
						$(2,742)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	72	$11,733,750	December - 2021	$(26,056)
U.S. Treasury Note 10 yr	Short	USD	3	400,359	December - 2021	(128)
U.S. Treasury Note 5 yr	Short	USD	13	1,608,344	December - 2021	(2,585)
U.S. Treasury Ultra Bond	Short	USD	1	197,281	December - 2021	(1,282)
U.S. Treasury Ultra Note 10 yr	Short	USD	9	1,332,141	December - 2021	(986)
						$(31,037)
At August 31, 2021, the fund had liquid securities with an aggregate value of $338,757 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$56,942,588	$—	$56,942,588
Non - U.S. Sovereign Debt	—	6,688,429	—	6,688,429
Municipal Bonds	—	6,666,204	—	6,666,204
U.S. Corporate Bonds	—	19,721,751	—	19,721,751
Residential Mortgage-Backed Securities	—	53,522,254	—	53,522,254
Commercial Mortgage-Backed Securities	—	6,299,824	—	6,299,824
Asset-Backed Securities (including CDOs)	—	2,051,069	—	2,051,069
Foreign Bonds	—	2,695,471	—	2,695,471
Mutual Funds	10,230,651	—	—	10,230,651
Total	$10,230,651	$154,587,590	$—	$164,818,241
Other Financial Instruments
Futures Contracts – Liabilities	$(31,037)	$—	$—	$(31,037)
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,742)	—	(2,742)

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,662,721	$37,317,705	$32,749,775	$—	$—	$10,230,651
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,458	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.